J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.13

Loan Number	Seller Loan Number	Seller Name	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
304732626	XXXXXX	(No Data)	XXXXXX	AL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	Compliance	Section 32	Satisfied	C	B	C	B	CMPS32371	Section 32 Loan per Points and Fees Test	No	Provide compEase or Mavent ran at or near closing, Including un-discounted starting rate.	7.18.25-Client provided lock confirmation. Please confirm if 7% is the starting, un-discounted starting rate. (rate prior to any discount points)7.21.25-Client provided Starting , un-discounted rate of 7.5%. Satisfied.	7.21.25-Satisfied.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves $76689.02, 25.21 months reserves, 6 months required

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 663 exceeds the minimum of 660

CFCFS1746: Significant housing expense reduction
- Clayton Comments:  Payment reduced by $XXXXX month or 36.80%

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 42.77% is below the maximum of 50%

304732626	XXXXXX	(No Data)	XXXXXX	AL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	Credit	Terms/Guidelines	Satisfied	C	A	C	A	CRDTER3122	Loan documents do not meet guideline requirements	No	Missing payoffs for mortgage with XXXXXX along with evidence HELOC will be closed.	7.23.25 Final title policy uploaded7.23.25 exception satisfied	7.23.25 exception satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves $76689.02, 25.21 months reserves, 6 months required

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 663 exceeds the minimum of 660

CFCFS1746: Significant housing expense reduction
- Clayton Comments:  Payment reduced by $XXXXX/month or 36.80%

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI 42.77% is below the maximum of 50%

304732554	XXXXXX	(No Data)	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	D	A	D	B	D	B	A	A	D	A	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	D	A	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No	Missing verification that mortgage payment, $XXXXX , for property located on XXXXXX is escrowed to include both taxes and hazard.	7-21-25 Client responded: Uploaded amended 1008 / 1003 with supporting docs	7-22-25 Clayton reviewed documents and file. Updated mortgage debt for XXXXXX to include taxes and insurance which increased debt. Reviewed income and updated SS income to $XXXX which increased in January and includes the 15% increase for non-taxable income. (Lender application/1008 reflects higher SS income of $XXXXX which was a temporary amount verified on awards letter dated 11-7-24) DTI is now 50.24% therefore new exception due to max DTI of 50% on NON-QHEM +. Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  17+ Years owning present business

CFCFS5269: Minimal use of credit
- Clayton Comments:  Low credit usage of 17.79%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  12.67 months cash reserves/ 0 months required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 663/660 minimum.

304732554	XXXXXX	(No Data)	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	D	A	D	B	D	B	A	A	D	A	Credit	DTI	Active	C	B	C	B	CRDDTI187	Debt Ratio > 50%	No	Excessive DTI at 50.24%. Max is 50%. Based on Income $XXXXX (SS is $XXXXX which is grossed up 115%) with Primary PITIA $XXXXX+ other REO $XXXXX + other debt $XXXXX + $XXXXX/$XXXXX = 50.24% DTI.Lender used higher SSN at $XXXXX and $XXXXXX less on REO.Clayton deems non-material/non-fatal to lending decision as only less than a 1/4% over limit or XXXXX. Compensating factors include: Credit score 663/660 minimum, 17+ year on job, minimal credit usage at 17.79% and 12.67 months cash reserves/ 0 months required.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  17+ Years owning present business

CFCFS5269: Minimal use of credit
- Clayton Comments:  Low credit usage of 17.79%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  12.67 months cash reserves/ 0 months required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 663/660 minimum.

304732554	XXXXXX	(No Data)	XXXXXX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	D	A	D	B	D	B	A	A	D	A	Credit	DTI	Satisfied	D	A	D	A	CRDDTI2540	Missing verification of some or all components of non-subject PITI	No	Missing verification that mortgage payment, $XXXXX, for property located on XXXXXX is escrowed to include both taxes and hazard.	7-21-25 Client responded: Uploaded amended 1008 / 1003 with supporting docs	7-22-25 Clayton reviewed documents and file. Updated mortgage debt for XXXXXX to include taxes and insurance which increased debt. Reviewed income and updated SS income to $XXXXX which increased in January and includes the 15% increase for non-taxable income. (Lender application/1008 reflects higher SS income of $XXXXX which was a temporary amount verified on awards letter dated 11-7-24) DTI is now 50.24% therefore new exception due to max DTI of 50% on NON-QHEM +. Exception satisfied.	(No Data)	Not Applicable	CFCFS1734: Borrower has significant time at current job
- Clayton Comments:  17+ Years owning present business

CFCFS5269: Minimal use of credit
- Clayton Comments:  Low credit usage of 17.79%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  12.67 months cash reserves/ 0 months required.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 663/660 minimum.

304840539	XXXXXX	(No Data)	XXXXXX	NY	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Application	Satisfied	D	A	D	A	CRDAPP4625	The orig file does not contain a third party fraud report	No	Missing documentation supporting borrower is cleared from Fraud report. Borrower's name listed under the EPLS/SAM list	10-13-25 Client emailed a rebuttal: We received the below suspense on this file. However the cleared information was already included on the report itself. This is at the bottom last page of the fraud report.10-13-25 Client uploaded SAM search.	10-13-25 Clayton replied: I reviewed the file, and the fraud report has a note log by XXXXXX on 9-26-25 that the alert was cleared but I could not find any documentation in the file that was used to clear the alert. Please provide documentation used to clear alert. Exception remains. 10-14-25 Clayton reviewed SAM search with no hits. Exception satisfied.	Not Applicable	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 647 exceeds the minimum of 640

CFCFS1736: Significant time at current residence
- Clayton Comments:  10 yrs residing in current residence

CFCFS1746: Significant housing expense reduction
- Clayton Comments:  Payment reduced $XXXXX/month or 4.32%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves $78731.96, 10.75 months reserves, 0 months required

305062205	XXXXXX	(No Data)	XXXXXX	NY	(No Data)	ATR/QM: Exempt	B	B	A	A	B	B	N/A	N/A	B	B	A	A	B	B	N/A	N/A	Property Valuations	Property	Active	B	B	B	B	PRVAPROP177	Property Issues Indicated	No	Property in ineligible as it is being used for single room occupancy per guidelines 1.9.2.2. Clayton considers this non material as borrower is experienced investor and property owner with 10 years as owner of primary home, LTV of 70% is below maximum of 75%, and credit score is 687/640.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 70%. G/l max is 75%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score is 687 and minimum is 640

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has been at current residence for 10 years.

305062189	XXXXXX	(No Data)	XXXXXX	NY	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  798 mid-score per CBR.

CFCFS1736: Significant time at current residence
- Clayton Comments:  4 years living at primary residence.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  107.88 months of reserves in file.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  347 months of 0x30 consumer credit history per CBR.

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  120 months of 0x30 consumer credit history per CBR.

305062175	XXXXXX	(No Data)	XXXXXX	AK	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  83 months of 0x30 consumer mortgage history per VOM.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  57.43% LTV per review; 70% LTV is maximum allowed per guidelines.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  55.87 months of reserves in file.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  670 Qualifying credit score per CBR

305062124	XXXXXX	(No Data)	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 52.49 is below guideline requirement max of 85.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 31.04 is below guideline requirement max of 50.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves of $55,381.33 or 5.26 months PITI reserve exceeds required reserves of $0.00.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative score of 721 exceeds guideline requirement of 720.

305062112	XXXXXX	(No Data)	XXXXXX	TX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves of $186,763.59 or 119.26 months PITI reserve exceeds required reserves of ($XXXXX x 3 = $XXXXX).

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative score of 718 exceeds guideline requirement of 700.

CFCFS1746: Significant housing expense reduction
- Clayton Comments:  Subject PITI of $XXXXX represents a significant housing expense reduction or $XXXXX or 24.64% from previous PITI of $XXXXX.

304840576	XXXXXX	(No Data)	XXXXXX	AK	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS5269: Minimal use of credit
- Clayton Comments:  8% consumer credit utilization in file

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  11.6 months piti reserves

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  Borrower has made mortgage payments on time for 3 years.